Offerings	Sep. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	38,332,143
Proposed Maximum Offering Price per Unit	19.65
Maximum Aggregate Offering Price	$ 753,226,609.95
Fee Rate	0.01531%
Amount of Registration Fee	$ 115,318.99
Offering Note	All securities being registered represents the estimated number of shares of Class A common stock to be issued by Twenty One Capital, Inc. (“Pubco”), a Texas corporation (“Pubco Class A Stock”), in connection with the business combination agreement entered into April 22, 2025, by and among Cantor Equity Partners, Inc., a Cayman Islands exempted company (“CEP”), Pubco, Twenty One Merger Sub D, a Cayman Islands exempted company and wholly owned subsidiary of Pubco (“CEP Merger Sub”), Twenty One Assets, LLC, a Delaware limited liability company (“Twenty One” or the “Company”), Tether Investments, S.A. de C.V., an El Salvador sociedad anónima de capital variable (“Tether”), iFinex, Inc., a British Virgin Islands company (“Bitfinex” and together with Tether, the “Sellers”) and, solely for certain limited purposes, Stellar Beacon LLC, a Delaware limited liability company (“SoftBank”) (as amended, restated or otherwise modified from time to time, the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, upon the consummation of the transactions contemplated thereby (the “Closing”), (i) CEP will merge with and into CEP Merger Sub, with CEP Merger Sub continuing as the surviving entity (such surviving entity, the “CEP Surviving Subsidiary,” such transaction, the “CEP Merger”), as a result of which shareholders of CEP (the “CEP Shareholders”) will receive one share of Pubco Class A Stock, par value $0.01 per share for each Class A ordinary share of CEP, par value $0.0001 per share (“CEP Class A Ordinary Shares”) held by such CEP Shareholder, and (ii) Twenty One will merge with and into a Delaware corporation to be formed by a to-be-formed indirect subsidiary of CEP (“Company Merger Sub”), with Company Merger Sub continuing as the surviving company, as a result of which each Seller will be entitled to receive its pro rata share of (i) a number of shares of Pubco Class A Stock equal to (a) the product of 31,500, multiplied by $84,863.57 (which is the Signing Bitcoin Price) and (b) divided by $10.00 and (ii) a number of shares of Class B common stock of Pubco, par value $0.01 per share (“Pubco Class B Stock”) equal to the product of (a) 31,500, multiplied by the Signing Bitcoin Price, divided by (b) $10.00, as a pro rata share based on the number of class A common membership interests of the Company (“Company Class A Interests”) and class B common membership interests of the Company (“Company Class B Interests”) owned by such Seller at Closing, divided by the total number of Company Class A Interests and Company Class B Interests owned by all Sellers.in exchange for their membership interests in Twenty One.

Pursuant to Rule 416(a) of Regulation C under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Consists of Pubco Class A Stock issuable in exchange for outstanding CEP Class A Ordinary Shares, including (i) 10,000,000 CEP Class A Ordinary Shares held by CEP Public Shareholders, (ii) 20,000,000 CEP Class A Ordinary Shares issuable pursuant to the April Equity PIPE Subscription Agreements, (iii) 7,857,143 CEP Class A Ordinary Shares issuable pursuant to the June Equity PIPE Subscription Agreements, (iv) up to 175,000 CEP Class A Ordinary Shares issuable to the Sponsor pursuant to the Business Combination Agreement and (v) 300,000 CEP Class A Ordinary Shares held by the Sponsor.

Pursuant to Rule 457(c) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price for the Pubco Class A Stock issuable in exchange for CEP Class A Ordinary Shares is an amount equal to $19.65, the average of the high and low trading prices of CEP Class A Ordinary Shares on the Nasdaq Stock Market LLC on September 9, 2025 (within five business days prior to the filing date of this Registration Statement).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	267,320,245
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 2,673,202.45
Fee Rate	0.01531%
Amount of Registration Fee	$ 409.27
Offering Note	All securities being registered represents the estimated number of shares of Class A common stock to be issued by Twenty One Capital, Inc. (“Pubco”), a Texas corporation (“Pubco Class A Stock”), in connection with the business combination agreement entered into April 22, 2025, by and among Cantor Equity Partners, Inc., a Cayman Islands exempted company (“CEP”), Pubco, Twenty One Merger Sub D, a Cayman Islands exempted company and wholly owned subsidiary of Pubco (“CEP Merger Sub”), Twenty One Assets, LLC, a Delaware limited liability company (“Twenty One” or the “Company”), Tether Investments, S.A. de C.V., an El Salvador sociedad anónima de capital variable (“Tether”), iFinex, Inc., a British Virgin Islands company (“Bitfinex” and together with Tether, the “Sellers”) and, solely for certain limited purposes, Stellar Beacon LLC, a Delaware limited liability company (“SoftBank”) (as amended, restated or otherwise modified from time to time, the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, upon the consummation of the transactions contemplated thereby (the “Closing”), (i) CEP will merge with and into CEP Merger Sub, with CEP Merger Sub continuing as the surviving entity (such surviving entity, the “CEP Surviving Subsidiary,” such transaction, the “CEP Merger”), as a result of which shareholders of CEP (the “CEP Shareholders”) will receive one share of Pubco Class A Stock, par value $0.01 per share for each Class A ordinary share of CEP, par value $0.0001 per share (“CEP Class A Ordinary Shares”) held by such CEP Shareholder, and (ii) Twenty One will merge with and into a Delaware corporation to be formed by a to-be-formed indirect subsidiary of CEP (“Company Merger Sub”), with Company Merger Sub continuing as the surviving company, as a result of which each Seller will be entitled to receive its pro rata share of (i) a number of shares of Pubco Class A Stock equal to (a) the product of 31,500, multiplied by $84,863.57 (which is the Signing Bitcoin Price) and (b) divided by $10.00 and (ii) a number of shares of Class B common stock of Pubco, par value $0.01 per share (“Pubco Class B Stock”) equal to the product of (a) 31,500, multiplied by the Signing Bitcoin Price, divided by (b) $10.00, as a pro rata share based on the number of class A common membership interests of the Company (“Company Class A Interests”) and class B common membership interests of the Company (“Company Class B Interests”) owned by such Seller at Closing, divided by the total number of Company Class A Interests and Company Class B Interests owned by all Sellers.in exchange for their membership interests in Twenty One.

Pursuant to Rule 416(a) of Regulation C under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Consists of 267,320,245 shares of Pubco Class A Stock, being the aggregate estimated number of Pubco Class A Stock issuable in exchange for Company Class A Interests pursuant to the Business Combination Agreement. Calculated in accordance with Rule 457(f)(2) of Regulation C under the Securities Act. The Company is a private company and no market exists for its securities. Therefore, the proposed maximum aggregate offering price is one-third of the par value of such securities expected to be exchanged in connection with the Business Combination described herein.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	9,464,285
Proposed Maximum Offering Price per Unit	19.65
Maximum Aggregate Offering Price	$ 185,973,200.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 28,472.50
Offering Note	All securities being registered represents the estimated number of shares of Class A common stock to be issued by Twenty One Capital, Inc. (“Pubco”), a Texas corporation (“Pubco Class A Stock”), in connection with the business combination agreement entered into April 22, 2025, by and among Cantor Equity Partners, Inc., a Cayman Islands exempted company (“CEP”), Pubco, Twenty One Merger Sub D, a Cayman Islands exempted company and wholly owned subsidiary of Pubco (“CEP Merger Sub”), Twenty One Assets, LLC, a Delaware limited liability company (“Twenty One” or the “Company”), Tether Investments, S.A. de C.V., an El Salvador sociedad anónima de capital variable (“Tether”), iFinex, Inc., a British Virgin Islands company (“Bitfinex” and together with Tether, the “Sellers”) and, solely for certain limited purposes, Stellar Beacon LLC, a Delaware limited liability company (“SoftBank”) (as amended, restated or otherwise modified from time to time, the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, upon the consummation of the transactions contemplated thereby (the “Closing”), (i) CEP will merge with and into CEP Merger Sub, with CEP Merger Sub continuing as the surviving entity (such surviving entity, the “CEP Surviving Subsidiary,” such transaction, the “CEP Merger”), as a result of which shareholders of CEP (the “CEP Shareholders”) will receive one share of Pubco Class A Stock, par value $0.01 per share for each Class A ordinary share of CEP, par value $0.0001 per share (“CEP Class A Ordinary Shares”) held by such CEP Shareholder, and (ii) Twenty One will merge with and into a Delaware corporation to be formed by a to-be-formed indirect subsidiary of CEP (“Company Merger Sub”), with Company Merger Sub continuing as the surviving company, as a result of which each Seller will be entitled to receive its pro rata share of (i) a number of shares of Pubco Class A Stock equal to (a) the product of 31,500, multiplied by $84,863.57 (which is the Signing Bitcoin Price) and (b) divided by $10.00 and (ii) a number of shares of Class B common stock of Pubco, par value $0.01 per share (“Pubco Class B Stock”) equal to the product of (a) 31,500, multiplied by the Signing Bitcoin Price, divided by (b) $10.00, as a pro rata share based on the number of class A common membership interests of the Company (“Company Class A Interests”) and class B common membership interests of the Company (“Company Class B Interests”) owned by such Seller at Closing, divided by the total number of Company Class A Interests and Company Class B Interests owned by all Sellers.in exchange for their membership interests in Twenty One.

Pursuant to Rule 416(a) of Regulation C under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Consists of 9,464,285 shares of Pubco Class A Stock, issuable in exchange for CEP Class A Ordinary Shares the Sponsor is expected to receive upon the conversion of 2,500,000 CEP Class B Ordinary Shares, including shares of Pubco Class A Stock issuable to the Sponsor in exchange for additional CEP Class A Ordinary Shares pursuant to the anti-dilution provisions of the CEP Memorandum and Articles. Up to 1,419,182 of the 9,464,285 shares of Pubco Class A Stock are subject to forfeiture and up to 4,630,000 shares of Pubco Class A Stock will be exchanged for convertible notes to be issued to the Sponsor immediately after the Closing.

Pursuant to Rule 457(c) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price for the Pubco Class A Stock issuable in exchange for CEP Class A Ordinary Shares is an amount equal to $19.65, the average of the high and low trading prices of CEP Class A Ordinary Shares on the Nasdaq Stock Market LLC on September 9, 2025 (within five business days prior to the filing date of this Registration Statement).